February 4, 2016

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Harbor Funds - Post-Effective Amendment No. 120
1933 Act Registration No. 33-5852
1940 Act Registration No. 811-4676

Ladies and Gentlemen:

On behalf of Harbor International Small Cap Fund, a newly formed series of Harbor Funds (the “Trust”), in accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, the Trust certifies that:

a.        the form of the Trust’s International Small Cap Fund Prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 120 to the Trust’s registration statement on Form N-1A; and

b.        the text of Post-Effective Amendment No. 120 to the Trust’s registration statement was filed with the Commission via EDGAR on January 28, 2016 (Accession No. 0001193125-16-442043) with an effective date of February 1, 2016.

Please do not hesitate to contact the undersigned at (312) 443-4428 if you have any questions.

Very truly yours,

/s/ Jodie L. Crotteau
Jodie L. Crotteau
Assistant Secretary

Cc:	Christopher P. Harvey, Esq.
Jill Damon, Esq.
Dechert LLP

David G. Van Hooser
Charles F. McCain
Anmarie S. Kolinski
Erik D. Ojala
Susan A. DeRoche
Harbor Funds

P.O. Box 804660  |  Chicago, Illinois 60680-4108

800-422-1050  |  www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.